Goodwill And Acquired Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 03, 2017	Jul. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Accumulated Impairment		$ 255	$ 3,444
Amortization of intangible assets	$ 0	766	$ 2,964
Goodwill	0	17,489
Goodwill impairment	$ 17,489	$ 15,715
Shannon Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill					$ 33,204
Bigtera
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill				$ 625